Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment

	Property and equipment	Leasehold improvements	Total
	(in € millions)
Cost
At January 1, 2023	92	448	540
Additions	4	4	8
Disposals	(1)	—	(1)
Exchange differences	(2)	(8)	(10)
At December 31, 2023	93	444	537
Additions	8	4	12
Disposals	(5)	(69)	(74)
Exchange differences	5	15	20
At December 31, 2024	101	394	495
Accumulated depreciation and impairment loss
At January 1, 2023	(60)	(132)	(192)
Depreciation charge	(14)	(40)	(54)
Impairment charge	(7)	(42)	(49)
Disposals	1	—	1
Exchange differences	1	3	4
At December 31, 2023	(79)	(211)	(290)
Depreciation charge	(10)	(31)	(41)
Impairment charge	(1)	(17)	(18)
Disposals	6	46	52
Exchange differences	(3)	(7)	(10)
At December 31, 2024	(87)	(220)	(307)
Cost, net accumulated depreciation and impairment loss
At December 31, 2023	14	233	247
At December 31, 2024	14	174	188

Summary of Impairment Charges for Lease Right-of-use Assets Explanatory	These charges are included in the consolidated statement of operations for the years ended December 31, 2024 and 2023 as follows.

	Year ended December 31, 2024	Year ended December 31, 2023
	(in € millions)
Cost of revenue	6	4
Research and development	7	46
Sales and marketing	8	13
General and administrative	4	11
Total	25	74
These charges are included in the consolidated statement of operations for years ended December 31, 2024 and 2023 as follows.

	Year ended December 31, 2024	Year ended December 31, 2023
	(in € millions)
Cost of revenue	11	3
Research and development	2	29
Sales and marketing	3	10
General and administrative	2	7
Total	18	49